CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/ INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY	Dec. 31, 2011 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY	Dec. 31, 2012 ZHEJIANG JIAHUAN CNY	Dec. 31, 2011 ZHEJIANG JIAHUAN CNY
Revenues
Trading and manufacturing	$ 10,986	$ 10,866	$ 11,437
Engineering	7,616	10,779	8,776
Total revenues	18,602	21,645	20,213	378,956	281,203	291,992	89,685	80,097	51,778
Cost of revenues
Trading and manufacturing	(8,422)	(8,230)	(8,810)
Engineering	(4,716)	(7,250)	(6,512)
Total cost of revenues	(13,138)	(15,480)	(15,322)	(303,039)	(216,362)	(208,062)	(67,015)	(59,570)	(36,847)
Gross profit	5,464	6,165	4,891	75,917	64,841	83,930	22,670	20,527	14,931
Selling and administrative expenses	(5,719)	(6,224)	(6,565)	(70,823)	(66,902)	(40,104)	(19,338)	(18,485)	(19,648)
Operating loss/ income	(255)	(59)	(1,674)	5,094	(2,061)	43,826	3,332	2,042	(4,717)
Interest income	45	46	60	194	149	124	32	68	124
Interest expenses				(4,751)	(4,496)	(1,802)	(1,702)	(1,574)	(1,017)
Other income, net	54	48	82	7,424	7,341	5,161	697	1,067	690
(Loss)/gain on disposal of fixed assets	(1)	(22)	328
(Loss)/profit before income taxes, equity in income of affiliates and non-controlling interests	(157)	13	(1,204)	7,961	933	47,309	2,327	1,535	(5,044)
Income (taxes)/benefit	(73)	(142)	63	(2,663)	(2,434)	(7,919)	(19)		280
Equity in income of affiliates	325	9	1,131
Net profit/(loss) for the year	95	(120)	(10)	5,298	(1,501)	39,390	2,308	1,535	(4,764)
Less: net (income)/loss attributable to non-controlling interest	(113)	(309)	531	2,328	251	1,209	(3)	(16)	131
Net (loss)/income attributable to the Company	(18)	(429)	521	7,626	(1,250)	40,599	2,305	1,519	(4,633)
Other comprehensive loss
Net (loss)/ income	95	(120)	(10)	5,298	(1,501)	39,390
Foreign exchange translation adjustments	181		215
Release of translation reserves upon disposal of a subsidiary	(74)
Comprehensive income/(loss)	202	(120)	205	5,298	(1,501)	39,390
Less: Comprehensive (income)/loss attributable to non-controlling interest	(167)	(309)	442	2,328	251	1,209
Comprehensive income/(loss) attributable to the Company	$ 35	$ (429)	$ 647	7,626	(1,250)	40,599	2,308	1,535	(4,764)
Net income/(loss) per ordinary share
- Basic	$ (0.01)	$ (0.21)	$ 0.25
- Diluted	$ (0.01)	$ (0.21)	$ 0.25
Weighted average number of ordinary shares outstanding
- Basic	2,069,223	2,070,685	2,087,922
- Diluted	2,069,223	2,076,315	2,102,199